Schedule of Prepaid Expenses (Details) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Operating lease prepaid	$ 6,050	$ 546
Other	137	3
Total prepaid expenses	$ 6,187	$ 549